SCHEDULE OF ASSETS ACQUIRED (Details) - White River Holdings Corp [Member] - USD ($)	Sep. 21, 2021	Sep. 01, 2021	Aug. 16, 2021	Aug. 14, 2021	Sep. 30, 2020	Aug. 14, 2020
Rabb Resources, LTD [Member]
Business Acquisition [Line Items]
Building						$ 236,000
Land						140,000
Oil and Gas Properties						3,224,000
Asset retirement obligation						$ (100,000)
Total				$ 3,500,000
O Neal Family [Member]
Business Acquisition [Line Items]
Oil and Gas Properties					$ 760,000
Asset retirement obligation					(10,000)
Total					$ 750,000
Luling Prospect [Member]
Business Acquisition [Line Items]
Oil and Gas Properties			$ 250,000
Total			$ 250,000
Concordia Leases [Member]
Business Acquisition [Line Items]
Total		$ 53,500
Working interest in oil and gas wells	$ 53,500